UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number: 811-4871

                 GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        November 30


Date of reporting period:       May 31, 2003




(PAGE)

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.


      General California
      Municipal Money
      Market Fund

      SEMIANNUAL REPORT May 31, 2003


      YOU, YOUR ADVISOR AND
      DREYFUS
      A MELLON FINANCIAL COMPANY (SM)



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                             General California
                                                    Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General California Municipal Money Market Fund covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/s/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General California Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2003, the fund produced annualized yields of 0.69% for Class A shares and 0.55% for Class B shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.70% and 0.55% for Class A and Class B shares, respectively.(1)

We attribute the fund's modest returns during the reporting period to a weak economy, low interest rates and robust investor demand for tax-exempt money market securities.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain then-

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

During the reporting period, the fund was primarily influenced by the effects of a persistently weak economy, which caused short-term interest rates to trend lower. Downward pressure on yields was intensified by ongoing and robust investor demand for money market securities, which was largely the result of investors' preference for relatively stable investment alternatives in the struggling economy. For much of the reporting period, uncertainty related to the war in Iraq also contributed to investors' cautious attitudes. As short-term interest rates fell, so did yields of tax-exempt money market instruments

Although the Federal Reserve Board (the "Fed") did not reduce short-term interest rates during the reporting period, they did so less than a month before the reporting period began. As of the reporting period' s end, investors generally expected the Fed to implement an additional rate-cut during its meeting toward the end of June 2003. As a result of these expectations, money market yields ended the reporting period at lower levels than where they began.

In addition, the weak U.S. economy created other, generally negative market influences. Most notably, economic weakness was felt particularly severely in California, where the state government faced tax-revenue shortfalls and budget deficits of more than $35 billion. Several of the major, independent credit-rating agencies downgraded the state's credit rating during the reporting period. Credit-rating downgrades tend to increase borrowing costs for issuers.

We generally adopted a conservative strategy in this challenging market environment. First, to manage the risks associated with unexpected changes in interest rates, we maintained the fund's weighted average maturity in a range that we considered neutral to modestly shorter than that of the fund's peer group average. To manage the risks of dete-


riorating credit quality, we generally avoided the unsecured debt of the California state government in favor of securities issued by counties, school districts and other municipal issuers we considered more fiscally sound. In many cases, we invested in securities carrying third-party insurance or backed by bank letters of credit.(2) The fund also held a substantial portion of its assets in variable-rate demand notes, on which yields are reset daily or weekly

What is the fund's current strategy?

We continue to maintain a conservative posture, focusing on insured securities, variable-rate demand notes and municipal notes from issuers we believe to be fiscally sound. In addition, we have recently positioned the fund to give it the flexibility we believe we need to take advantage of potential investment opportunities that typically arise during June, when many California municipalities traditionally have issued new debt. In our view, these are prudent strategies in today's challenging market environment.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF THE FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELDS WOULD HAVE BEEN LOWER.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

May 31, 2003 (Unaudited)




                                                                                               Principal
TAX EXEMPT INVESTMENTS--95.9%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit

  Corporations, VRDN:

    MFHR (Acton Courtyard Apartments)

         1.20% (LOC; Wells Fargo Bank)                                                        5,225,000  (a)           5,225,000

      Revenue (Point Loma Nazarene University)

         1.25% (LOC; Allied Irish Bank)                                                       1,500,000  (a)           1,500,000

Alameda County, MFHR, VRDN

  (Berkeleyan Project)

   1.20% (LOC; Wells Fargo Bank)                                                              5,790,000  (a)           5,790,000

Alameda County Industrial Development

  Authority, Industrial Revenue, VRDN:

    (Edward L. Shimmon Inc. Project)

         1.20% (LOC; BNP Paribas)                                                             5,600,000  (a)           5,600,000

      (Meskimen Family Trust Project)

         1.20% (LOC; BNP Paribas)                                                             5,660,000  (a)           5,660,000

      (Plastikon Industries Inc. Project)

         1.40% (LOC; California State

         Teachers Retirement)                                                                 3,740,000  (a)           3,740,000

      (Plyproperties Project)

         1.20% (LOC; Wells Fargo Bank)                                                        5,545,000  (a)           5,545,000

      (Spectrum Label Corp.)

         1.40% (LOC; Bank of the West)                                                        3,695,000  (a)           3,695,000

      (West Coast Pack LLC Project)

         1.20% (LOC; ABN-AMRO)                                                                5,400,000  (a)           5,400,000

Bay Area Government Association

   Rapid Transit, Grant Revenue (Bart SFO Extension)
   4.75%, 6/15/2003 (Insured; AMBAC)                                                          1,020,000                1,021,388

California Economic Development Financing

  Authority, IDR, VDRN (Provena Foods Inc. Project)

   1.25% (LOC; Comerica Bank)                                                                 1,840,000  (a)           1,840,000

California Infrastructure and Economic

  Development Bank, VRDN:

    EDR (7/11 Materials Inc. Project)

         1.30% (LOC; California State

         Teachers Retirement)                                                                 5,000,000  (a)           5,000,000

      IDR:

         (Chaparral Property Project)

            1.35% (LOC; Comerica Bank)                                                        1,885,000  (a)           1,885,000

         (Cunico Corp. Project)

            1.25% (LOC; Comerica Bank)                                                        2,040,000  (a)           2,040,000

         (International Raisins Inc. Project)

            1.45% (LOC; M&T Bank)                                                             3,750,000  (a)           3,750,000

         (Lance Camper Manufacturing Corp.)

            1.25% (LOC; Comerica Bank)                                                        6,000,000  (a)           6,000,000



                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

California Infrastructure and Economic

  Development Bank, VRDN (continued):

    IDR (continued):

         (Murrietta Circuits Project)

            1.25% (LOC; Comerica Bank)                                                        4,400,000  (a)           4,400,000

         (Studio Moulding Project)

            1.35% (LOC; Comerica Bank)                                                          520,000  (a)             520,000

         (Traditional Medicinals)

            1.30% (LOC; Wells Fargo Bank)                                                     2,290,000  (a)           2,290,000

         (Vandalay Holdings LLC)

            1.35% (LOC; Comerica Bank)                                                        2,522,050  (a)           2,522,050

California Pollution Control Financing Authority

  SWDR, VRDN:

    (Athens Services Project)

         1.25% (LOC; Wells Fargo Bank)                                                        4,500,000  (a)           4,500,000

      (Burrtec Waste Industries Inc.)

         1.30% (LOC; U.S. Bank NA)                                                            3,700,000  (a)           3,700,000

      (California Waste Solutions)

         1.25% (LOC; California State

         Teachers Retirement)                                                                 3,760,000  (a)           3,760,000

      (Chicago Grade Landfill)

         1.35% (LOC; Comerica Bank)                                                           1,825,000  (a)           1,825,000

      (CR&R Inc. Project)

         1.35% (LOC; Comerica Bank)                                                           3,895,000  (a)           3,895,000

      (Greenteam of San Jose Project)

         1.25% (LOC; Wells Fargo Bank)                                                        3,000,000  (a)           3,000,000

      (Greenwaste Recovery Project)

         1.35% (LOC; Comerica Bank)                                                           4,305,000  (a)           4,305,000

      (Metropolitan Recycling Corp. Project):

         1.35%, Series A (LOC; Comerica Bank)                                                 3,400,000  (a)           3,400,000

         1.35%, Series B (LOC; Comerica Bank)                                                 2,655,000  (a)           2,655,000

      (Mottra Corp. Project)

         1.25% (LOC; Wells Fargo Bank)                                                        2,750,000  (a)           2,750,000

      (Norcal Waste System Inc. Project):

         1.30% (LOC; Fleet National Bank)                                                    13,120,000  (a)          13,120,000

         1.35% (LOC; Comerica Bank)                                                          11,000,000  (a)          11,000,000

      (Ratto Group Company Inc. Project)

         1.25% (LOC; California State

         Teachers Retirement)                                                                 4,700,000  (a)           4,700,000

      (Specialty Solid Waste Project)

         1.35% (LOC; Comerica Bank)                                                           3,845,000  (a)           3,845,000

California School Cash Reserve Program

  Authority, Revenue 3%, 7/3/2003

   (Insured; AMBAC)                                                                           1,150,000                1,151,465



                                                                                                              The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

California Statewide Communities Development

  Authority:

    Revenues, TRAN:

         3%, 6/30/2003 (Insured; FSA)                                                        12,000,000               12,012,180

         (Riverside County) 3%, 6/30/2003                                                    10,000,000               10,010,150

      VRDN:

         IDR (American Modular System Project)

            1.30% (LOC; Bank of the West)                                                       600,000  (a)             600,000

         MFHR:

            (Aegis Pleasant Hill)

               1.20% (LOC; J.P. Morgan Chase & Co.)                                           6,270,000  (a)           6,270,000

            Refunding (Aegis Moraga Project)

               1.20% (Liquidity Facility; FNMA)                                               7,255,000  (a)           7,255,000

California Statewide Communities Development

  Corporation, IDR, VDRN:

    (American River)

         1.45% (LOC; California State

         Teachers Retirement)                                                                 1,610,000  (a)           1,610,000

      (Cordeiro Vault Company)

         1.45% (LOC; California State

         Teachers Retirement)                                                                   390,000  (a)             390,000

      (Evapco Inc. Project)

         1.45% (LOC; California State

         Teachers Retirement)                                                                   220,000  (a)             220,000

      (Flambeau Airmold Corp.)

         1.25% (LOC; Royal Bank of Canada)                                                    1,950,000  (a)           1,950,000

      (Florestone Products Co.)

         1.45% (LOC; California State

         Teachers Retirement)                                                                   805,000  (a)             805,000

      (Grundfos Pumps Corp.)

         1.45% (LOC; California State

         Teachers Retirement)                                                                 4,000,000  (a)           4,000,000

      (Setton Properties)

         1.25% (LOC; Wells Fargo Bank)                                                          300,000  (a)             300,000

      (South Bay Circuits)

         1.45% (LOC; California State

         Teachers Retirement)                                                                 1,200,000  (a)           1,200,000

Center Unified School District

   General Fund Revenue, VRDN 2.50%, 11/19/2003                                               4,055,000                4,072,392

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Compton Unified School District

  GO Notes, VRDN, Merlots Program

  1.25% (Insured; MBIA and Liquidity Facility;

   Wachovia Bank)                                                                             2,000,000  (a)           2,000,000

Desert Sands Unified School District

   GO Notes, BAN 3%, 7/1/2003                                                                14,000,000               14,014,700

Los Angeles Community Redevelopment

  Agency, MFHR (Pico Union Scattered

  Site Apartments) 1.25%, 6/16/2003

   (GIC; AIG Funding Inc.)                                                                    5,630,000                5,630,000

Los Angeles Industrial Development Authority

  Empowerment Zone Facilities Revenue, VRDN

  (AAA Packing & Shipping Project) 1.45%

   (LOC; California State Teachers Retirement)                                                3,000,000  (a)           3,000,000

Los Angeles Metropolitan Transportation

  Authority, Sales Tax Revenue, Refunding

   8.375%, 7/1/2003 (Insured; MBIA)                                                           1,000,000                1,005,881

Newman Capital III Trust, Revenue, VRDN

   1.39% (Insured; FHLB)                                                                     25,962,688  (a)          25,962,688

Riverside Industrial Development Authority

  IDR, VRDN (Sabert Corporation Project)

   1.25% (LOC; The Bank of New York)                                                          6,445,000  (a)           6,445,000

Riverside-San Bernardino Housing and Finance

  Agency, LR, VRDN

   1.20% (Liquidity Facility; Societe Generale)                                              15,750,000  (a)          15,750,000

Sacramento County:

  Airport System Revenue

      3%, 7/1/2003 (Insured; FSA)                                                             1,185,000                1,186,203

   GO Notes, TRAN 3%, 8/1/2003                                                                6,830,000                6,845,558

Sacramento County Special Facilities

  Airport Revenue, VRDN (Cessna Aircraft Co. Project)

   1.20% (LOC; Bank of America)                                                               5,600,000  (a)           5,600,000

San Bernardino County, GO Notes, TRAN

   2.50%, 7/1/2003                                                                            2,000,000                2,001,753

San Bernardino County Industrial Development

  Authority, IDR, VRDN (W&H Voortman)

   1.45% (LOC; California State Teachers Retirement)                                          2,160,000  (a)           2,160,000

                                                                                                                   The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

San Diego Area Housing and Finance Agency, LR, VRDN

   1.20% (Liquidity Facility; Societe Generale)                                              10,000,000  (a)          10,000,000

Santa Clara Valley Water District, COP

   Refunding 2%, 2/1/2004 (Insured; FGIC)                                                     1,070,000                1,076,363

Selma Public Financing Authority, LR, Refunding

  VRDN (Street Improvement and
  Redevelopment Project)

   1.25% (LOC; Allied Irish Banks)                                                            6,785,000  (a)           6,785,000

Sonoma County, GO Notes, TRAN

   2.50%, 10/14/2003                                                                          5,000,000                5,016,006

South Coast Local Education Agencies

   GO Notes, TRAN 3%, 6/30/2003                                                               3,600,000                3,603,778
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $309,807,555)                                                             95.9%              309,807,555

CASH AND RECEIVABLES (NET)                                                                         4.1%               13,135,963

NET ASSETS                                                                                       100.0%              322,943,518





Summary of Abbreviations
AMBAC               American Municipal Bond Assurance                      GIC                 Guaranteed Investment Contract
                        Corporation                                        GO                  General Obligation
BAN                 Bond Anticipation Notes                                IDR                 Industrial Development Revenue
COP                 Certificate of Participation                           LOC                 Letter of Credit
EDR                 Economic Development Revenue                           LR                  Lease Revenue
FGIC                Financial Guaranty Insurance                           MBIA                Municipal Bond Investors Assurance
                        Company                                                                     Insurance Corporation
FHLB                Federal Home Loan Bank                                 MFHR                Multi-Family Housing Revenue
FNMA                Federal National Mortgage                              SWDR                Solid Waste Disposal Revenue
                         Association                                       TRAN                Tax and Revenue Anticipation Notes
FSA                 Financial Security Assurance                           VRDN                Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)



Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
F1+,F1                           VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               97.3

AAA, AA, A( b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                    1.4

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                     1.3

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(C)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D)  AT MAY 31, 2003, THE FUND HAD $82,567,050 OR 25.6% OF NET ASSETS,  INVESTED
     IN SECURITIES  WHOSE  PAYMENT OF PRINCIPAL  AND INTEREST IS DEPENDENT  UPON
     REVENUES GENERATED FROM INDUSTRIAL PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                            The Fund



STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           309,807,555   309,807,555

Cash                                                                  1,410,610

Receivable for investment securities sold                            10,171,638

Interest receivable                                                   1,897,927

Prepaid expenses                                                         25,139

                                                                    323,312,869
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           153,521

Payable for shares of Beneficial Interest redeemed                      202,983

Accrued expenses                                                         12,847

                                                                        369,351
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      322,943,518
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     322,971,151

Accumulated net realized gain (loss) on investments                    (27,633)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      322,943,518

NET ASSET VALUE PER SHARE

                                                          Class A      Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        302,301,153    20,642,365

Shares Outstanding                                    302,331,139    20,640,012
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,489,648

EXPENSES:

Management fee--Note 2(a)                                              959,343

Shareholder servicing costs--Note 2(c)                                 142,893

Professional fees                                                       22,826

Custodian fees                                                          22,795

Registration fees                                                       17,023

Distribution fees and prospectus--Note 2(b)                             10,737

Prospectus and shareholders' reports                                     6,445

Trustees' fees and expenses--Note 2(d)                                   5,204

Miscellaneous                                                            6,999

TOTAL EXPENSES                                                       1,194,265

Less--reduction in distribution plan fees and
  shareholder servicing costs due to undertaking--Note 2(b,c)         (16,915)

NET EXPENSES                                                         1,177,350

INVESTMENT INCOME--NET, REPRESENTING NET
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,312,298

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003           Year Ended
                                              (Unaudited)    November 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,312,298           4,071,648

Net realized gain (loss) on investments                --              51,380

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,312,298           4,123,028

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,282,641)          (4,042,638)

Class B shares                                   (29,657)             (29,010)

TOTAL DIVIDENDS                               (1,312,298)          (4,071,648)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                785,971,087       1,159,018,854

Class B shares                                 30,187,201          43,965,606

Dividends reinvested:

Class A shares                                  1,217,730           3,865,742

Class B shares                                     29,367              27,022

Cost of shares redeemed:

Class A shares                              (863,294,490)      (1,260,536,024)

Class B shares                               (17,589,738)         (39,772,207)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (63,478,843)         (93,431,007)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (63,478,843)         (93,379,627)

NET ASSETS ($):

Beginning of Period                           386,422,361          479,801,988

END OF PERIOD                                 322,943,518          386,422,361

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                           Six Months Ended                         Year Ended November 30,
                                               May 31, 2003         ------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2002          2001          2000           1999      1998
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00      1.00

Investment Operations:

Investment income--net                                 .003          .010          .022          .030           .024      .027

Distributions:

Dividends from investment
   income--net                                        (.003)        (.010)        (.022)        (.030)         (.024)    (.027)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00      1.00
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .68(a)       1.01          2.20          3.04           2.44      2.78
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .61(a)        .61           .58           .58            .61       .64

Ratio of net investment income
   to average net assets                               .69(a)       1.00          2.20          2.98           2.42      2.74
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                     302,301       378,407       476,007       597,054        523,890   335,726

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                              The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Six Months Ended                         Year Ended November 30,
                                               May 31, 2003         -----------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2002          2001          2000           1999      1998
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00      1.00

Investment Operations:

Investment income--net                                 .003          .006          .018          .026           .020      .024

Distributions:

Dividends from investment
   income--net                                        (.003)        (.006)        (.018)        (.026)         (.020)    (.024)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00      1.00
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                       .54(a)        .62          1.78          2.63           2.06      2.39
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .75(a)       1.00          1.00          1.00            .95      1.00

Ratio of net investment income
   to average net assets                               .56(a)        .61          1.86          2.53           2.06      2.34

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .32(a)        .10           .04           .05            .13       .07
--------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      20,642         8,016         3,795         9,948         17,314     8,760

(A) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General California Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, Class A shares and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $21,483 during the period ended May 31, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $27,633 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, $6,416 of the carryover expires in fiscal 2005, $8,381 expires in fiscal 2006 and $12,836 expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2003, Class B shares were charged $10,737 pursuant to the Distribution Plan of which $3,586 was reimbursed by the Manager, due to an undertaking, see Note 2(c).

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, Class A shares were charged $63,633 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (" Class B Shareholder Services Plan" ), Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The
Distributor   determines   the   amounts   to   be   paid  to  Service  Agents.

The Manager had undertaken from December 1, 2002 through December 3, 2002, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund. The Manager has undertaken through May 31, 2003, that if the aggregate expenses of Class B shares, exclusive of certain expenses as described above, exceed an annual rate of .75 of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 2003, Class B shares were charged $13,329, all of which was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $38,259 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

                  For More Information

                        General California
                        Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  573SA0503


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.



(PAGE)

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.